Accounts Payable and Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consisted of the following (in thousands):

	December 31, 2019	December 31, 2020	September 30, 2021
			(unaudited)
Accrued commissions	$6,298	$6,662	$8,058
Accrued payroll	5,847	4,839	16,507
Accounts payable	3,071	2,530	3,023
Other accrued expenses	2,877	5,234	8,452
Total accounts payable and accrued expenses	$18,093	$19,265	$36,040